Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income (loss) for the period	$ (1,170,987)	$ (1,003,482)	$ (3,400,862)	$ (732,570)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization of property and equipment	145,257	25,883	44,484	10,992
Amortization of intangible assets			57,845
Provision for doubtful accounts	25,000		8,600	2,675
Amortization of debt discounts	852,249	315,057	847,055	116,643
Derivative liability (income) expense	(614,660)	(97,480)	909,317	(76,556)
Loss on conversions of notes payable	231,061	442,829	923,783	138,009
Gain on Note Settlement			(652,559)
Loss on disposal of equipment			17,667
Stock-based compensation	171,198	29,850	397,100	272,147
Changes in operating assets and liabilities:
Accounts receivable	39,902	(5,549)	(81,849)
Other current assets			(8,759)
Deposits			(2,000)
Prepaid expenses and other current assets	4,901	(40,963)
Accounts payable	1,070	13,696	144,825	33,455
Accrued expenses	28,822	54,911	81,616	21,000
Deferred compensation	3,287	3,065	6,239	5,982
Accrued interest	102,714	25,765	214,495	76,770
Net cash used in operating activities	(180,186)	(236,418)	(493,003)	(131,453)
INVESTING ACTIVITIES:
Acquisition of Amwaste assets			(160,000)
Acquisition of Lyell Environmental Services, Inc.			(1,050,000)
Purchase of property and equipment		(197,185)	(110,045)
Purchase of intangible assets		(10,000)
Net cash used in investing activities		(207,185)	(1,320,045)
FINANCING ACTIVITIES:
Proceeds from convertible notes payable	300,000	530,000	1,706,500	123,000
Proceeds from other debt - net	(140,000)	62,839	142,410	8,475
Officer Loans	(1,503)	(110,000)
Net cash provided by financing activities	158,497	482,839	1,848,910	131,475
NET INCREASE (DECREASE) IN CASH	(21,689)	39,236	35,862	22
CASH, BEGINNING OF PERIOD	36,619	757	757	735
CASH, END OF PERIOD	14,930	39,993	36,619	757
Supplemental disclosure of cash flow information
Interest			116,647
Income taxes
Non-Cash investing and financing activities:
Initial derivative liability charged to debt discount		420,000	420,000	120,000
Issuance of 25,000 shares, Series B Convertible Preferred Stock in satisfaction of deferred compensation liability				25,000
Issuance of 6,000 shares, Series B Convertible Preferred Stock in satisfaction of loans payable to officer				6,000
Issuance of common stock to directors for accrued compensation	20,400	56,779	56,779
Issuance of common stock in satisfaction of debt:
Fair Value of Common Stock Issued	907,246	734,516
Notes Payable Satisfied	(597,315)	(291,029)
Accrued Interest Satisfied	(78,870)	(658)
Loss on conversion of notes payable	(231,061)	(442,829)
Conversions of Convertible Notes Payable:
Principal			540,654	107,000
Accrued interest and charges			125,349	3,620
Total debt satisfied			666,003	110,620
Fair value of 85,636,560 and 14,662,039 shares, respectively, issued to lenders			1,589,786	248,629
Loss on conversions of convertible notes payable			923,783	138,009
Amwaste Inc [Member]
Issuance of common stock and note payable to Seller of Lyell Environmental Services, Inc.:
Common stock		99,000	99,000
Note payable		110,000	110,000
Total		209,000	209,000
Lyell Environmental Services Inc [Member]
Issuance of common stock and note payable to Seller of Lyell Environmental Services, Inc.:
Common stock			44,000
Note payable			186,538
Total			$ 230,538